Income tax expense : Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate to income before income taxes (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure - Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Profit (loss) before income tax		₩ 2,991,533	₩ (3,265,838)		₩ (2,000,819)
Income tax expense (benefit) computed at applicable tax rate	[1]	822,672	(898,105)		(550,225)
Adjustments		140,148	72,243		(80,448)
Effect of applying gradual tax rate		(10,362)	10,362		(1,408)
Effect of non-taxable income		(13,593)	(9,990)		(1,705)
Effect of non-deductible expenses		46,776	12,197		40,151
Effect of tax losses that are not recognized as deferred tax asset		0	57,490		2,086
Effects of tax credits and deduction		(63,753)	(76,983)		(39,471)
Recognition (reversal) of unrecognized deferred tax asset, net		(10,471)	(22,469)		(28,509)
Effect of change in deferred tax due to change in tax rate		(17,590)	16,848		261
Deduction of deferred tax assets		55,682	0		0
Deferred income tax related to investments in subsidiaries, associates and joint ventures		102,137	147,598		(52,618)
Others, net		51,322	(62,810)		765
Adjustment in respect of prior years due to change in estimate		(63,756)	(176,440)		(195,648)
Income tax expense (benefit)		₩ 899,064	₩ (1,002,303)		₩ (826,321)
Effective tax rate		30.05%		[2]		[2]

[1]	Applicable tax rate is 27.5% as of December 31, 2018, 2019 and 2020.
[2]	The effective tax rate for the year ended December 31, 2018 and 2019 is not calculated due to income tax benefit.